Label	Element	Value
Baron FinTech Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron FinTech Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron FinTech Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 8.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a
non-diversified
		fund that, under normal circumstances, invests at least 80% of its net assets in securities of companies that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, including emerging market securities, however, investments in non-U.S. securities are limited to 25% of the Fund’s total assets at the time of purchase.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in securities of companies that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
FinTech Companies.
  FinTech Companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies. Companies across a wide variety of industries are exploring the possible applications of fintech technologies. The extent of such technologies versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and the economic fortunes of certain companies held by the Fund may not be significantly tied to such fintech technologies. Such technologies ultimately may not have a material affect on the economic returns of the companies in which the Fund invests.
Information Technology Sector.
  Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and are also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
IT Services Industry.
  The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
Financials Sector.
  The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Non-Diversified Portfolio.
  The Fund is
non-diversified,
which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified
fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a
non-diversified
fund versus a diversified fund. Thus, a
non-diversified
fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Concentration.
  The Fund’s strategy of concentrating in financials companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
Growth Investing.
  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
General Stock Market.
Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Non-U.S.
Securities.
  Investing in
non-U.S.
securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries.
  The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Small- and
Mid-Sized
Companies.
  The Adviser believes there is more potential for capital appreciation in small- and mid-sized
companies, but there also may be more risk. Securities of small- and mid-sized
companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized
companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized
companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized
companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on theperformance of a non-diversified fund versus a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance for its first full calendar year of operations and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling
1-800-99BARON
(1-800-992-2766)
.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance for its first full calendar year of operations and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (%) for the year ended December 31 (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/20: 31.89%
Worst Quarter:	3/31/20: (12.50)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Retail Shares’ annual and since inception return (before and after taxes) and the change in value of broad-based market indexes for the year ended December 31, 2020. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax
returns.
After-tax
returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.Your actual after-tax
returns depend on your own tax situation and may differ from those shown.
After-tax
returns reflect past tax effects and are not predictive of future tax effects.
After-tax
returns are not relevant to investors who hold their Fund’s shares in a tax-deferred
account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 Index is an unmanaged index of
larger-cap
		companies. The FactSet Global FinTech Index is an unmanaged and equal-weighted index that measures the equity market performance of companies engaged in Financial Technologies.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2020
Baron FinTech Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.89%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1	rr_ExpenseExampleYear01	$ 122
3	rr_ExpenseExampleYear03	381
5	rr_ExpenseExampleYear05	660
10	rr_ExpenseExampleYear10	$ 1,455
2020	rr_AnnualReturn2020	46.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.50%)
1 year	rr_AverageAnnualReturnYear01	46.90%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	46.90%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1	rr_ExpenseExampleYear01	$ 97
3	rr_ExpenseExampleYear03	303
5	rr_ExpenseExampleYear05	525
10	rr_ExpenseExampleYear10	$ 1,166
1 year	rr_AverageAnnualReturnYear01	47.20%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	47.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1	rr_ExpenseExampleYear01	$ 97
3	rr_ExpenseExampleYear03	303
5	rr_ExpenseExampleYear05	525
10	rr_ExpenseExampleYear10	$ 1,166
1 year	rr_AverageAnnualReturnYear01	47.30%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	47.30%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	46.90%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	46.90%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.76%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	27.76%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.40%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	18.40%
Baron FinTech Fund | FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	34.78%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	34.78%

[1]	BAMCO (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2032, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses are not subject to the operating expense limitation) to 1.20% of average daily net assets of Retail Shares, average daily net assets of Retail Shares, 0.95% of average daily net assets of Institutional Shares and 0.95% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.